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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Timpani Capital Management LLC
                 -------------------------------
   Address:      Two Park Plaza
                 -------------------------------
                 10850 West Park Place, Suite 1020
                 -------------------------------
                 Milwaukee, WI 53224
                 -------------------------------

Form 13F File Number: 28-14622
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brandon M. Nelson
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   (847) 509-1140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Brandon M. Nelson              Milwaukee, WI       January 25, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 82
                                        --------------------

Form 13F Information Table Value Total:           $135,761
                                        --------------------
                                            (thousands)


List of Other Included Managers: None

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                      FORM 13F INFORMATION TABLE


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- -------------------- ---------- ---------- -------------------------
                                                      VALUE      SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------ -------------- --------- ------------- ----------- --- ---- ---------- ---------- -------- -------- -------
ACADIA HEALTHCARE
 COMPANY IN               COM           00404A109        1,241    1,241,426  SH         SOLE               1,241,426
AIR METHODS CORP          COM PAR $.06  009128307        2,322    2,321,897  SH         SOLE               2,321,897
AKORN INC                 COM           009728106        1,207    1,206,555  SH         SOLE               1,206,555
ALLEGIANT TRAVEL CO       COM           01748X102          980      979,950  SH         SOLE                 979,950
ALTISOURCE PORTFOLIO
 SOLNS S                  REG SHS       L0175J104        1,115    1,114,730  SH         SOLE               1,114,730
ALTISOURCE RESIDENTIAL
 CORP                     CL B          02153W100           68       67,911  SH         SOLE                  67,911
AMERICAN VANGUARD CORP    COM           030371108        3,298    3,298,049  SH         SOLE               3,298,049
AMERICAN WOODMARK CORP    COM           030506109        1,657    1,657,460  SH         SOLE               1,657,460
APOGEE ENTERPRISES INC    COM           037598109        1,853    1,853,169  SH         SOLE               1,853,169
ASBURY AUTOMOTIVE GROUP
 INC                      COM           043436104        1,333    1,332,832  SH         SOLE               1,332,832
BARRETT BUSINESS
 SERVICES IN              COM           068463108        1,875    1,874,637  SH         SOLE               1,874,637
BEACON ROOFING SUPPLY
 INC                      COM           073685109        1,584    1,584,394  SH         SOLE               1,584,394
BOTTOMLINE TECH DEL INC   COM           101388106        1,720    1,719,915  SH         SOLE               1,719,915
BRUNSWICK CORP            COM           117043109        1,140    1,139,950  SH         SOLE               1,139,950
CALLIDUS SOFTWARE INC     COM           13123E500          269      269,308  SH         SOLE                 269,308
CAPITAL SR LIVING CORP    COM           140475104        3,816    3,815,769  SH         SOLE               3,815,769
CATAMARAN CORP            COM           148887102        2,378    2,377,985  SH         SOLE               2,377,985
COMMVAULT SYSTEMS INC     COM           204166102        2,482    2,481,584  SH         SOLE               2,481,584
CONCEPTUS INC             COM           206016107        1,638    1,637,559  SH         SOLE               1,637,559
CONNS INC                 COM           208242107        2,734    2,734,341  SH         SOLE               2,734,341
CORELOGIC INC             COM           21871D103        1,903    1,902,894  SH         SOLE               1,902,894
COSTAR GROUP INC          COM           22160N109        2,499    2,499,411  SH         SOLE               2,499,411
CYBERONICS INC            COM           23251P102        2,057    2,057,127  SH         SOLE               2,057,127
CYNOSURE INC              CL A          232577205        2,055    2,055,112  SH         SOLE               2,055,112
DEMANDWARE INC            COM           24802Y105        1,052    1,052,175  SH         SOLE               1,052,175
DIAMONDBACK ENERGY INC    COM           25278X109        1,159    1,158,978  SH         SOLE               1,158,978
DORMAN PRODUCTS INC       COM           258278100          876      875,937  SH         SOLE                 875,937
EAGLE MATERIALS INC       COM           26969P108        2,981    2,981,336  SH         SOLE               2,981,336
ELLIE MAE INC             COM           28849P100        3,221    3,221,109  SH         SOLE               3,221,109
GEOSPACE TECHNOLOGIES
 CORP                     COM           37364X109          875      875,014  SH         SOLE                 875,014
GRAND CANYON ED INC       COM           38526M106        3,027    3,027,419  SH         SOLE               3,027,419
GREENWAY MED
 TECHNOLOGIES IN          COM           39679B103          306      305,587  SH         SOLE                 305,587
GUIDANCE SOFTWARE INC     COM           401692108        2,148    2,148,066  SH         SOLE               2,148,066
HOMEOWNERS CHOICE INC     COM           43741E103        2,364    2,363,948  SH         SOLE               2,363,948
INNERWORKINGS INC         COM           45773Y105          971      970,980  SH         SOLE                 970,980
INVENTURE FOODS INC       COM           461212102        1,044    1,043,845  SH         SOLE               1,043,845
JACK IN THE BOX INC       COM           466367109          865      865,493  SH         SOLE                 865,493
JAZZ PHARMACEUTICALS PLC  SHS USD       G50871105        1,909    1,908,910  SH         SOLE               1,908,910
LEAPFROG ENTERPRISES INC  CL A          52186N106        1,040    1,040,252  SH         SOLE               1,040,252
LINDSAY CORP              COM           535555106        1,497    1,496,882  SH         SOLE               1,496,882
LITHIA MTRS INC           CL A          536797103        3,064    3,063,912  SH         SOLE               3,063,912
MARKET LEADER INC         COM           57056R103        1,259    1,258,602  SH         SOLE               1,258,602
MASTEC INC                COM           576323109        1,824    1,823,854  SH         SOLE               1,823,854
MAXIMUS INC               COM           577933104        1,081    1,080,936  SH         SOLE               1,080,936
MULTIMEDIA GAMES HLDG CO
 INC                      COM           625453105        2,178    2,178,124  SH         SOLE               2,178,124
NATIONSTAR MTG HLDGS INC  COM           63861C109          560      560,149  SH         SOLE                 560,149
NEUSTAR INC               CL A          64126X201        2,673    2,672,534  SH         SOLE               2,672,534
NOVADAQ TECHNOLOGIES INC  COM           66987G102          722      722,193  SH         SOLE                 722,193
OASIS PETE INC NEW        COM           674215108        1,063    1,063,106  SH         SOLE               1,063,106
ON ASSIGNMENT INC         COM           682159108        2,217    2,217,030  SH         SOLE               2,217,030
OSI SYSTEMS INC           COM           671044105        4,948    4,947,858  SH         SOLE               4,947,858
PATRICK INDS INC          COM           703343103          504      503,584  SH         SOLE                 503,584
PIKE ELEC CORP            COM           721283109        1,144    1,143,784  SH         SOLE               1,143,784
POLARIS INDS INC          COM           731068102          906      906,464  SH         SOLE                 906,464
PROS HOLDINGS INC         COM           74346Y103        1,264    1,263,894  SH         SOLE               1,263,894
QUANEX BUILDING PRODUCTS
 COR                      COM           747619104        1,252    1,251,868  SH         SOLE               1,251,868
RADWARE LTD               ORD           M81873107          424      424,149  SH         SOLE                 424,149
ROSETTA RESOURCES INC     COM           777779307        1,529    1,529,142  SH         SOLE               1,529,142
RYLAND GROUP INC          COM           783764103        2,371    2,370,566  SH         SOLE               2,370,566
SEMTECH CORP              COM           816850101        1,845    1,845,447  SH         SOLE               1,845,447
SOURCEFIRE INC            COM           83616T108          702      701,642  SH         SOLE                 701,642
STRATASYS LTD             SHS           M85548101        1,811    1,810,669  SH         SOLE               1,810,669
TANGOE INC                COM           87582Y108        1,455    1,455,440  SH         SOLE               1,455,440
TEAM HEALTH HOLDINGS INC  COM           87817A107        2,312    2,311,871  SH         SOLE               2,311,871
TEAM INC                  COM           878155100        2,252    2,251,854  SH         SOLE               2,251,854
TEARLAB CORP              COM           878193101        1,297    1,297,265  SH         SOLE               1,297,265
TEXAS CAPITAL BANCSHARES
 INC                      COM           88224Q107          774      774,490  SH         SOLE                 774,490
TILE SHOP HLDGS INC       COM           88677Q109           84       84,150  SH         SOLE                  84,150
TRANSDIGM GROUP INC       COM           893641100        1,330    1,330,465  SH         SOLE               1,330,465
TREE COM INC              COM           894675107        2,373    2,372,820  SH         SOLE               2,372,820
TREX CO INC               COM           89531P105        1,539    1,538,939  SH         SOLE               1,538,939
TYLER TECHNOLOGIES INC    COM           902252105        1,143    1,142,506  SH         SOLE               1,142,506
ULTA SALON COSMETCS &
 FRAG I                   COM           90384S303        2,557    2,556,529  SH         SOLE               2,556,529
ULTRATECH INC             COM           904034105        1,280    1,280,099  SH         SOLE               1,280,099
UNITED INS HLDGS CORP     COM           910710102          962      961,600  SH         SOLE                 961,600
VALMONT INDS INC          COM           920253101        3,279    3,278,566  SH         SOLE               3,278,566
VIEWPOINT FINL GROUP INC
 MD                       COM           92672A101          999      998,733  SH         SOLE                 998,733
VITAMIN SHOPPE INC        COM           92849E101        1,933    1,932,917  SH         SOLE               1,932,917
VOCERA COMMUNICATIONS
 INC                      COM           92857F107        2,653    2,653,070  SH         SOLE               2,653,070
WAGEWORKS INC             COM           930427109          742      742,402  SH         SOLE                 742,402
WALTER INVT MGMT CORP     COM           93317W102        2,212    2,212,045  SH         SOLE               2,212,045
WEX INC                   COM           96208T104          685      685,415  SH         SOLE                 685,415
Total Fair Market Value
 (in thousands):                                       135,761